Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
DWS GNMA Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	352
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	1,214
1 Year	rr_ExpenseExampleNoRedemptionYear01	352
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	696
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,214
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2009
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	4.79%
DWS GNMA Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2009
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	4.30%
DWS GNMA Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	263
10 Years	rr_ExpenseExampleNoRedemptionYear10	591
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2009
1 Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
DWS GNMA Fund | INST Class | Barclays Capital GNMA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
DWS GNMA Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	173
5 Years	rr_ExpenseExampleNoRedemptionYear05	302
10 Years	rr_ExpenseExampleNoRedemptionYear10	677
Annual Return 2002	rr_AnnualReturn2002	8.31%
Annual Return 2003	rr_AnnualReturn2003	2.16%
Annual Return 2004	rr_AnnualReturn2004	3.76%
Annual Return 2005	rr_AnnualReturn2005	2.73%
Annual Return 2006	rr_AnnualReturn2006	3.99%
Annual Return 2007	rr_AnnualReturn2007	6.13%
Annual Return 2008	rr_AnnualReturn2008	5.70%
Annual Return 2009	rr_AnnualReturn2009	7.43%
Annual Return 2010	rr_AnnualReturn2010	5.85%
Annual Return 2011	rr_AnnualReturn2011	7.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2000
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	5.34%
DWS GNMA Fund | Class S | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	3.57%
DWS GNMA Fund | Class S | After tax on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	3.51%
DWS GNMA Fund | Class S | Barclays Capital GNMA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	5.83%
DWS GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

DWS GNMA Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to produce a high level of income.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 70) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES (paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

PORTFOLIO TURNOVER

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 211%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in "Ginnie Maes," which are mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including US government agency mortgage-backed to-be-announced securities (TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future.

The balance of the fund's assets, among other permitted investments, may be invested in securities issued by the US government, its agencies or instrumentalities. These securities may not be guaranteed by the US Treasury or backed by the full faith and credit of the US government. The fund may also hold up to 10% of its total net assets in uninvested cash, cash equivalents (such as money market securities), repurchase agreements or shares of money market funds or short-term bond funds, which investments may not be issued or guaranteed by the US government, its agencies or instrumentalities.

Management process. In deciding which types of securities to buy and sell, portfolio management first considers the relative attractiveness of Ginnie Maes compared to other eligible securities and decides on allocations. The decisions are generally based on a number of factors, including changes in supply and demand within the bond market and prepayment rates of individual bonds.

In choosing individual bonds, portfolio management reviews each bond's fundamentals, compares the yields of bonds and uses detailed analysis to project prepayment rates and other factors that could affect a bond's attractiveness. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, based upon their analysis.

Derivatives. Portfolio management generally may use interest rate futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use (i) options on GNMA TBAs or total return swaps to seek to enhance potential gains; and (ii) options on interest rate futures or on interest rates to hedge against potential adverse interest rate movements.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Forward Commitment Risk. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

For each of Class A and C shares, performance prior to its inception date is based on the historical performance of Class S shares adjusted to reflect the higher expenses of the relevant share class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Class S)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 4.22%, Q2 2010	Worst Quarter: -0.94%, Q2 2007

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class S and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 1/31/2009.